Segment Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments | segment	1
Net sales	$ 1,965,311	$ 2,141,518	$ 2,251,657
Long-lived assets	765,037	662,170
Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	20,300	31,500	$ 28,300
Long-lived assets	$ 1,300	$ 1,100